FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	$ 325,069	$ 291,452
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	33,595	30,591
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	4,678	3,466
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	4,089	3,661
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	1,828	698
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	22,985	22,734
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	161,102	120,880
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	43,916	36,571
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,931	2,960
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	70,527	54,013
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	41,176	25,468
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,027	1,707
Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	38,742	37,233
Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	61,243	66,809
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	30,387	35,940
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	20,975	28,145
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	7,317	5,742
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,060	2,022
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	27,635	26,176
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	26,888	25,791
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	3,642	2,820
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	31	40
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	696	404
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	22,519	22,526
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	746	385
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	7
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	316	248
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	3
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	282,222	252,518
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	6,652	4,726
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	1,036	646
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	4,048	3,606
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	1,127	294
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	425	149
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	156,884	118,498
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	43,389	36,434
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,403	2,448
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	70,149	53,705
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	38,870	24,171
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,003	1,707
Level 2 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	38,742	37,233
Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	50,273	56,943
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	29,671	35,119
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	20,975	28,145
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	7,317	5,742
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	1,363	1,231
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	15,212	12,759
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value		0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[2]	0	0
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[2]	0	100
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	55	75
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	9	16
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	5	0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	40	59
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	3,471	1,996
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	527	130
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	528	512
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	61	60
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,306	1,293
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	24	0
Level 3 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	10,970	9,866
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	716	822
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	697	791
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	325,080	291,452
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	33,595	30,591
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	4,678	3,466
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	4,089	3,661
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	1,828	698
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	22,985	22,734
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	161,102	120,880
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	43,916	36,571
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,931	2,960
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	70,527	54,013
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	41,176	25,468
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,027	1,707
UBS AG | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	38,742	37,233
UBS AG | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	59,868	66,592
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	31,773	36,157
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	20,975	28,145
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	7,317	5,742
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,060	2,022
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	27,635	26,176
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	26,889	25,791
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	3,642	2,820
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	31	40
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	696	404
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	22,519	22,526
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	746	385
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	7
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	316	248
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	3
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	282,233	252,518
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	6,652	4,726
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	1,036	646
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	4,048	3,606
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	1,127	294
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	425	149
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	156,884	118,498
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	43,389	36,434
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,403	2,448
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	70,149	53,705
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	38,870	24,171
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,003	1,707
UBS AG | Level 2 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	38,742	37,233
UBS AG | Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	50,273	56,943
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	29,682	35,119
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	20,975	28,145
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	7,317	5,742
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	1,363	1,231
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	15,212	12,759
UBS AG | Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value		0	0
UBS AG | Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[2]	0	0
UBS AG | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[2]	0	100
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	55	75
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	9	16
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	5	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	40	59
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	3,471	1,996
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	527	130
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	528	512
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	61	60
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,306	1,293
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	24	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	9,595	9,649
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	2,091	1,039
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities At Fair Value	[1]	$ 697	$ 791

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]	The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments.